Financial Instrument - Changes in Value of the Group's Commodity Financial Instruments (Detail) - Copper sector [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total exposure	₨ 1,851		₨ 35,578	$ 27
Effect on pre-tax profit/(loss) of a 10% increase in the LME	(185)	$ (3)	(3,558)
Effect on pre-tax equity of a 10% increase in the LME	₨ 0	$ 0	₨ 0